Financial Risk Management (Details 5) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Financial liabilities
- Bank overdrafts	₨ 371,995	$ 4,907	₨ 123,666	₨ 1,235,794
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks	1,905,131		3,049,337
- Investment in debt securities	211,537		210,510
Financial liabilities
- Borrowings from banks	173,184		245,874
- Borrowings from others	4,781,393		2,522,919
Floating interest rate [member]
Financial liabilities
- Borrowings from banks	10,227,240		6,928,399
- Bank overdrafts	₨ 371,995		₨ 123,566